Net Loss per Common Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Summary of potentially dilutive securities
As of March 31, 2022 and 2021, potentially dilutive securities were as follows:

	March 31, 2022	March 31, 2021
Stock options and performance stock options	80,364,904	69,687,308
Restricted stock units and performance stock units (non-vested)	21,956,749	7,294,028
March 2020 CVARs (1)	32,011,996	32,447,626
November 2021 CVARs	6,285,250	—
Restricted c ommon stock (non-vested)	741,405	1,720,090
Earn-Out Shares (non-vested)	3,080,387	—
Private Placement Warrants	10,214,365	—
Public Warrants	20,475,875	—
Other instruments issued	5,103,577	5,458,543

(1)	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of CVARs.